Other Financial Liabilities	12 Months Ended
Dec. 31, 2018
OTHER FINANCIAL LIABILITIES
Other Financial Liabilities

21.  OTHER FINANCIAL LIABILITIES.

The balances of other financial liabilities as of December 31, 2018 and 2017, are as follows:

	As of December 31,
	2018		2017
	Current	Non-current	Current	Non-current
Other financial liabilities	ThCh$	ThCh$	ThCh$	ThCh$
Interest –bearing borrowings	329,262,093	1,703,044,158	17,255,692	760,932,929
Hedging derivatives (*)	81,195,765	2,629,715	304,278	21,045,216
Non-hedging derivatives (**)	207,957	159,630	1,255,478	—
Total	410,665,815	1,705,833,503	18,815,448	781,978,145

(*)See Note 23.2.a

(**)See Note 23.2.b

21.1 Interest-bearing borrowings

The detail of current and non-current interest-bearing borrowings as of December 31, 2018 and 2017, is as follows:

	As of December 31,
	2018		2017
	Current	Non-current	Current	Non-current
Classes of Interest-bearing borrowings	ThCh$	ThCh$	ThCh$	ThCh$
Bank loans	283,527,689	229,020,029	122	—
Unsecured obligations	43,568,129	1,461,713,954	15,455,782	748,123,803
Financial leases	2,166,275	12,310,175	1,799,788	12,809,126
Total	329,262,093	1,703,044,158	17,255,692	760,932,929

Bank loans by currency and contractual maturity as of December 31, 2018 and 2017, are as follows:

Summary of bank loans by currency and maturity

					Current			Non-current
					Maturity			Maturity
Country	Currency	Effective Interest	Nominal Interest	Secured / Unsecured	One to three months	Three to twelve months	Total Current 12/31/2018	One to two years	Two to three years	Three to four years	Four to five years	Over five years	Total Non-Current 12-31-2018
		Rate	Rate		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	3.51%	3.51%	Unsecured	1,350,861	69,439,914	70,790,775	—	104,100,014	124,920,015	—	—	229,020,029
Chile	Ch$	4.71%	4.30%	Unsecured	6	212,736,908	212,736,914	—	—	—			—
				Total	1,350,867	282,176,822	283,527,689	—	104,100,014	124,920,015	—	—	229,020,029

					Current			Non-current
					Maturity			Maturity
Country	Currency	Effective Interest	Nominal Interest	Secured / Unsecured	One to three months	Three to twelve months	Total Current 12/31/2017	One to two years	Two to three years	Three to four years	Four to five years	Over five years	Total Non-Current 12-31-2017
		Rate	Rate		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	Ch$	6.00%	6.00%	Unsecured	122	—	122	—	—	—	—	—	—
				Total	122	—	122	—	—	—	—	—	—

Fair value measurement and hierarchy

The fair value of current and non-current bank borrowings as of December 31, 2018 and 2017 totaled ThCh$509,822,541 and ThCh$122, respectively. The fair value measurement of borrowings has been categorized as Level 2 (see Note 3.h).

Identification of bank borrowings by company

Appendix No.4, letter a), presents details of estimated future cash flows (undiscounted) that the Group will have to disburse to settle the bank loans detailed above.

										December 31, 2018
										Current			Non-current
Taxpayer ID Number	Company	Country	Taxpayer ID Number	Financial Institution	Country	Currency	Effective Interest Rate	Nominal Interest Rate	Amortization	Less than 90 days ThCh$	More than 90 days ThCh$	Total Current ThCh$	One to two years ThCh$	Two to three years ThCh$	Three to four years ThCh$	Four to five years ThCh$	More than five years ThCh$	Total Non- Current ThCh$
96.800.570-7	Enel Distribución Chile S.A.	Chile	97.006.000-6	Linea sobregiro (Banco Santander)	Chile	Ch$	6.00%	6.00%	At maturity	2	—	2	—	—	—	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-K	Linea sobregiro (Banco Santander)	Chile	Ch$	6.00%	6.00%	At maturity	4	—	4	—	—	—	—	—	—
76.536.353-5	Enel Chile S.A	Chile	97.036.000-K	Banco Santander	Chile	Ch$	3.85%	3.17%	At maturity	—	65,829,996	65,829,996	—	—	—	—	—	—
76.536.353-5	Enel Chile S.A	Chile	97.004.000-5	Banco de Chile	Chile	Ch$	3.85%	3.17%	At maturity	—	73,453,456	73,453,456	—	—	—	—	—	—
76.536.353-5	Enel Chile S.A	Chile	97.018.001-1	Scotiabank Chile	Chile	Ch$	3.85%	3.17%	At maturity	—	73,453,456	73,453,456	—	—	—	—	—	—
96.920.110-0	Enel Green Power Chile Ltda	Chile	97.080.000-K	BBVA	Chile	US$	4.14%	4.14%	At maturity	814,628	69,400,009	70,214,637	—	—	—	—	—	—
96.920.110-0	Enel Green Power Chile Ltda	Chile	97.080.000-K	BBVA	Chile	US$	4.17%	4.17%	At maturity	158,913	—	158,913	—	104,100,014	—	—	—	104,100,014
96.920.110-0	Enel Green Power Chile Ltda	Chile	59.054.440-K	INTER-AMERICAN INVESTIMENT CORPORATION	E.E.U.U	US$	1.50%	1.50%	At maturity	—	39,905	39,905	—	—	20,820,002	—	—	20,820,002
95.524.140-K	Empresa Electrica Panguipulli S.A	Chile	97.080.000-K	BBVA	Chile	US$	4.25%	4.25%	At maturity	377,320	—	377,320	—	—	104,100,013	—	—	104,100,013
									Total	1,350,867	282,176,822	283,527,689	—	104,100,014	124,920,015	—	—	229,020,029

										December 31, 2017
										Current			Non-current
Taxpayer ID Number	Company	Country	Taxpayer ID Number	Financial Institution	Country	Currency	Effective Interest Rate	Nominal Interest Rate	Amortization	Less than 90 days ThCh$	More than 90 days ThCh$	Total Current ThCh$	One to two years ThCh$	Two to three years ThCh$	Three to four years ThCh$	Four to five years ThCh$	More than five years ThCh$	Total Non- Current ThCh$
96.800.570-7	Enel Distribución Chile S.A.	Chile	97.006.000-6	Banco de Crédito e Inversiones	Chile	Ch$	6.00%	6.00%	At maturity	13	—	13	—	—	—	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	97.006.000-6	Banco de Crédito e Inversiones	Chile	Ch$	6.00%	6.00%	At maturity	97	—	97	—	—	—	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-K	Banco Santander	Chile	Ch$	6.00%	6.00%	At maturity	12	—	12	—	—	—	—	—	—
									Total	122	—	122	—	—	—	—	—	—

21.2 Unsecured liabilities

The detail of Unsecured Liabilities by currency and maturity as of December 31, 2018 and 2017, is as follows:

Summary of public unsecured liabilities by currency and maturity

					Current			Non-Current
					Maturity			Maturity
		Effective Interest	Nominal Annual	Secured/	One to three months	Three to Twelve months	Total Current 12-31-2018	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current 12/31/2018
Country	Currency	Rate	Rate	Unsecured	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	6.59%	6.49%	Unsecured	7,144,997	4,281,038	11,426,035	—	—	—	—	1,164,595,519	1,164,595,519
Chile	U.F.	6.00%	5.48%	Unsecured	—	32,142,094	32,142,094	30,793,493	30,793,493	30,793,493	30,793,493	173,944,463	297,118,435
				Total	7,144,997	36,423,132	43,568,129	30,793,493	30,793,493	30,793,493	30,793,493	1,338,539,982	1,461,713,954

					Current			Non-Current
					Maturity			Maturity
		Effective Interest	Nominal Annual	Secured/	One to three months	Three to Twelve months	Total Current 12-31-2017	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current 12/31/2017
Country	Currency	Rate	Rate	Unsecured	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	6.99%	6.90%	Unsecured	6,322,081	2,206,269	8,528,350	—	—	—	—	430,228,859	430,228,859
Chile	U.F.	6.00%	5.48%	Unsecured	—	6,927,432	6,927,432	5,574,013	5,574,013	5,574,013	5,574,013	295,598,892	317,894,944
				Total	6,322,081	9,133,701	15,455,782	5,574,013	5,574,013	5,574,013	5,574,013	725,827,751	748,123,803

Summary of public unsecured liabilities by currency and maturity

										December 31, 2018
										Current			Non-Current
Taxpayer ID Number	Company	Country	Taxpayer ID Number	Financial Institution	Country	Currency	Effective Interest Rate	Nominal Interest Rate	Secured	Less than 90 days ThCh$	More than 90 days ThCh$	Total Current ThCh$	One to two years ThCh$	Two to three years ThCh$	Three to four years ThCh$	Four to five years ThCh$	More than five years ThCh$	Total Non- Current ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon -Primera Emisión S-1	USA	US$	7.96%	7.88%	No	4,693,498	—	4,693,498	—	—	—	—	142,300,747	142,300,747
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - Primera Emisión S-2	USA	US$	7.40%	7.33%	No	1,500,880	—	1,500,880	—	—	—	—	48,131,124	48,131,124
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - Primera Emisión S-3	USA	US$	8.26%	8.13%	No	950,619	—	950,619	—	—	—	—	22,694,249	22,694,249
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - Única 24296	USA	US$	4.32%	4.25%	No	—	2,493,452	2,493,452	—	—	—	—	274,469,150	274,469,150
91.081.000-6	Enel Generación Chile S.A.	Chile	97.004.000-5	Banco Santander -317 Serie-H	Chile	U.F.	7.17%	6.20%	No	—	6,513,162	6,513,162	5,733,684	5,733,684	5,733,684	5,733,684	25,386,928	48,321,664
91.081.000-6	Enel Generación Chile S.A.	Chile	97.004.000-5	Banco Santander 522 Serie-M	Chile	U.F.	4.82%	4.75%	No	—	25,628,932	25,628,932	25,059,809	25,059,809	25,059,809	25,059,809	148,557,535	248,796,771
76.536.353-5	Enel Chile S.A	Chile	Foreign	BNY Mellon - Unica	E.E.U.U	US$	5.03%	4.88%	No		1,787,586	1,787,586					677,000,249	677,000,249
									Total Unsecured Bonds	7,144,997	36,423,132	43,568,129	30,793,493	30,793,493	30,793,493	30,793,493	1,338,539,982	1,461,713,954

										December 31, 2017
										Current			Non-Current
Taxpayer ID Number	Company	Country	Taxpayer ID Number	Financial Institution	Country	Currency	Effective Interest Rate	Nominal Interest Rate	Secured	Less than 90 days ThCh$	More than 90 days ThCh$	Total Current ThCh$	One to two years ThCh$	Two to three years ThCh$	Three to four years ThCh$	Four to five years ThCh$	More than five years ThCh$	Total Non- Current ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon -Primera Emisión S-1	USA	US$	7.96%	7.88%	No	4,152,926	—	4,152,926	—	—	—	—	125,566,611	125,566,611
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - Primera Emisión S-2	USA	US$	7.40%	7.33%	No	1,328,023	—	1,328,023	—	—	—	—	42,902,198	42,902,198
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - Primera Emisión S-3	USA	US$	8.26%	8.13%	No	841,132	—	841,132	—	—	—	—	19,398,499	19,398,499
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon - Única 24296	USA	US$	4.32%	4.25%	No	—	2,206,269	2,206,269	—	—	—	—	242,361,551	242,361,551
91.081.000-6	Enel Generación Chile S.A.	Chile	97.004.000-5	Banco Santander -317 Serie-H	Chile	U.F.	7.17%	6.20%	No	—	6,374,051	6,374,051	5,574,013	5,574,013	5,574,013	5,574,013	30,872,536	53,168,588
91.081.000-6	Enel Generación Chile S.A.	Chile	97.004.000-5	Banco Santander 522 Serie-M	Chile	U.F.	4.82%	4.75%	No	—	553,381	553,381	—	—	—	—	264,726,356	264,726,356
									Total Unsecured Bonds	6,322,081	9,133,701	15,455,782	5,574,013	5,574,013	5,574,013	5,574,013	725,827,751	748,123,803

21.3 Secured liabilities

As of December 31, 2018 and 2017, there were no secured liabilities.

Fair value measurement and hierarchy

The fair value of current and non-current unsecured liabilities as of December 31, 2018 and 2017 totaled ThCh$1,685,679,241 and ThCh$947,565,989, respectively. The fair value measurement of these liabilities has been categorized as Level 2 (See Note 3.h). It is important to note that these financial assets are measured at amortized cost (See Note 3.g.4).

21.4 Detail of finance lease obligations

Detail of finance lease obligations:

								December 31, 2018
								Current			Non-Current ThCh$
Taxpayer ID Number	Company	Country	Taxpayer ID Number	Financial Institution	Country	Currency	Nominal Interest Rate	Less than 90 days ThCh$	More than 90 days ThCh$	Total Current ThCh$	One to two years ThCh$	Two to three years ThCh$	Three to four years ThCh$	Four to five years ThCh$	More than five years ThCh$	Total Non- Current ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	76.555.400-4	Transelec S.A.	Chile	US$	6.50%	528,847	1,637,428	2,166,275	2,307,082	2,457,043	2,616,750	4,929,300	—	12,310,175
							Total Leasing	528,847	1,637,428	2,166,275	2,307,082	2,457,043	2,616,750	4,929,300	—	12,310,175

								December 31, 2017
								Current			Non-Current ThCh$
Taxpayer ID Number	Company	Country	Taxpayer ID Number	Financial Institution	Country	Currency	Nominal Interest Rate	Less than 90 days ThCh$	More than 90 days ThCh$	Total Current ThCh$	One to two years ThCh$	Two to three years ThCh$	Three to four years ThCh$	Four to five years ThCh$	More than five years ThCh$	Total Non- Current ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	76.555.400-4	Transelec S.A.	Chile	US$	6.50%	439,377	1,360,411	1,799,788	2,459,000	1,916,774	2,041,364	2,174,053	4,217,935	12,809,126
							Total Leasing	439,377	1,360,411	1,799,788	2,459,000	1,916,774	2,041,364	2,174,053	4,217,935	12,809,126

21.5 Hedged debt

The U.S. dollar denominated debt of the Group as of December 31, 2018 and 2017, that is designated as cash flow hedge to hedge the portion of revenue from its consolidated entities that is directly linked to variations in the U.S. dollar, as referenced in Note 3.g.5, was ThCh$1,192,973,584 and ThCh$440,823,086, respectively.

The following table details changes in “Reserve for cash flow hedges” as of December 31, 2018 and 2017, due to exchange differences of this debt:

	For the years ended December 31,
	2018	2017	2016
	ThCh$	ThCh$	ThCh$
Balance in hedging reserves (hedging income) at the beginning of the period, net	(27,168,008)	(52,747,646)	(74,953,393)
Foreign currency exchange differences recognized in equity, net	(101,790,308)	17,321,594	14,317,257
Foreign currency exchange differences recognized in profit and loss, net	12,478,369	8,258,044	7,888,490
Others (Tender Offer 33.57% 02.04.2018 on Enel Generacion Chile)	(11,028,906)	—	—
Balance in hedging reserves (hedging income) at the end of the period, net	(127,508,853)	(27,168,008)	(52,747,646)

21.6 Other information

As of December 31, 2018 and 2017, the Group has undrawn line of credits available for use amounting to ThCh$416,862,000 and ThCh$199,271,103, respectively.

21.7 Future undiscounted debt flow

The following tables are the estimates of undiscounted flows by type of financial debt:

a)	Bank loans

						Non-Current						Current			Non-Current
					Total Current	Maturity					Total No Current			Total Current	Maturity					Total No Current
Country	Currency	Nominal Interest Rate	One to Three Months	Three to twelve months	as of 12-31-2018	One to two years	Two to Three Years	Three to Four Years	Four to Five Years	More than Five Years	as of 12-31-2018	One to Three Months	Three to twelve months	as of 12-31-2017	One to two years	Two to Three Years	Three to Four Years	Four to Five Years	More than Five Years	as of 12/31/2017
			ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$

Chile	US$	3.51%	1,985,915	75,074,314	77,060,229	110,909,917	106,335,361	21,112,380	-	-	238,357,658	-	-	-	-	-	-	-	-	-
Chile	Ch$	4.30%	1,798,705	215,920,510	217,719,215	-	-	-	-	-	-	122	-	122	-	-	-	-	-	-

Totals			3,784,620	290,994,824	294,779,444	110,909,917	106,335,361	21,112,380	-	-	238,357,658	122	-	122	-	-	-	-	-	-

b)	Guaranteed and unsecured obligations

						Non-Current						Current			Non-Current
			Maturity		Total Current	Maturity					Total No Current	Maturity		Total Current	Maturity					Total No Current
Country	Currency	Nominal Interest Rate	One to Three Months	Three to twelve months	as of 12-31-2018	One to two years	Two to Three Years	Three to Four Years	Four to Five Years	More than Five Years	as of 12-31-2018	One to Three Months	Three to twelve months	as of 12-31-2017	One to two years	Two to Three Years	Three to Four Years	Four to Five Years	More than Five Years	as of 12/31/2017
			ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$

Chile	US$	6.49%	16,173,722	48,521,166	64,694,888	64,694,887	64,694,887	64,694,887	64,694,887	1,612,310,243	1,871,089,791	6,697,979	20,093,935	26,791,914	26,791,913	26,791,913	26,791,913	26,791,913	703,872,066	811,039,718
Chile	U.F.	5.48%	6,603,562	49,871,556	56,475,118	54,036,540	51,597,963	49,159,386	46,720,808	224,787,689	426,302,386	5,775,038	22,689,438	28,464,476	51,927,014	49,837,566	47,748,117	45,658,669	256,892,562	452,063,928

Totals			22,777,284	98,392,722	121,170,006	118,731,427	116,292,850	113,854,273	111,415,695	1,837,097,932	2,297,392,177	12,473,017	42,783,373	55,256,390	78,718,927	76,629,479	74,540,030	72,450,582	960,764,628	1,263,103,646

c)	Financial leases

						Non-Current						Current			Non-Current
					Total Current	Maturity					Total No Current			Total Current	Maturity					Total No Current
Country	Currency	Nominal Interest Rate	One to Three Months	Three to twelve months	as of 12-31-2018	One to two years	Two to Three Years	Three to Four Years	Four to Five Years	More than Five Years	as of 12-31-2018	One to Three Months	Three to twelve months	as of 12-31-2017	One to two years	Two to Three Years	Three to Four Years	Four to Five Years	More than Five Years	as of 12-31-2017
			ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	6.50%	760,090	2,278,842	3,038,932	3,034,977	3,030,765	3,026,279	5,044,764	-	14,136,785	685,232	2,052,448	2,737,680	2,728,693	2,719,123	2,708,931	2,698,076	4,473,883	15,328,706
Totals			760,090	2,278,842	3,038,932	3,034,977	3,030,765	3,026,279	5,044,764	-	14,136,785	685,232	2,052,448	2,737,680	2,728,693	2,719,123	2,708,931	2,698,076	4,473,883	15,328,706